Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of Revenues	Revenues are typically collected on the 25th day of the month following production.
($ thousands)	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Diluted bitumen sales	$652,812	$890,400	$212,225
Bitumen sales	23,158	108,449	58,449
Oil sales	$675,970	$998,849	$270,674